Summary of Significant Accounting Policies - Schedule of Estimated Useful Life for Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Acquired Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	5 years
Minimum | Acquired License and Others
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Maximum | Acquired Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	10 years
Maximum | Acquired License and Others
Acquired Finite Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	4 years